INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS - Key Valuation Assumptions and Sensitivity (Details) - Investments in U.S. residential developments $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($) yr
Discount Rate Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 2.5% increase in risk variable, impact on investment | $	$ 9,445	$ 10,647
Reasonably possible 2.5% decrease in risk variable, impact on investment | $	$ 10,629	$ 11,935
Discount rate | Minimum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.080	0.080
Discount rate | Maximum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.200	0.200
Discount rate | Weighted average of inputs
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.177	0.166
Future cash flow | Minimum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	1	1
Future cash flow | Maximum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	10	9
Future cash flow | Weighted average of inputs
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	7.2	6.1